Schedule of Investments (unaudited) August 31, 2020	BlackRock Global Dividend Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Ansell Ltd.	416,508	$11,805,922
Sonic Healthcare Ltd.	481,690	11,360,574

		23,166,496

Canada — 5.0%
Rogers Communications, Inc., Class B	575,587	23,943,996
TELUS Corp.	2,850,794	52,498,234

		76,442,230

Denmark — 1.6%
Novo Nordisk A/S, Class B	374,184	24,738,573

Finland — 0.9%
Kone Oyj, Class B	154,441	13,246,183

France — 4.7%
Sanofi	513,862	52,048,256
Schneider Electric SE	162,123	20,049,919

		72,098,175

Germany — 1.6%
Deutsche Post AG, Registered Shares	526,733	24,010,610

Netherlands — 3.5%
Heineken NV	355,192	32,849,012
Koninklijke Philips NV(a)	441,062	20,871,492

		53,720,504

Singapore — 2.2%
DBS Group Holdings Ltd.	1,316,600	20,176,855
United Overseas Bank Ltd.	931,800	13,360,896

		33,537,751

Sweden — 1.3%
Tele2 AB, B Shares	1,337,703	18,987,568

Switzerland — 5.8%
Nestlé SA, Registered Shares	252,869	30,457,347
Novartis AG, Registered Shares	541,642	46,682,516
SGS SA, Registered Shares	4,448	11,526,614

		88,666,477

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,928,000	28,100,757

United Kingdom — 16.0%
AstraZeneca PLC	109,232	12,124,830
BAE Systems PLC	6,095,691	42,316,936

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	1,112,141	$37,484,908
Diageo PLC	886,238	29,610,344
GlaxoSmithKline PLC	754,610	14,740,109
Reckitt Benckiser Group PLC	179,787	18,046,904
RELX PLC	1,534,784	34,509,616
Unilever PLC	919,555	54,366,080

		243,199,727

United States — 53.6%
AbbVie, Inc.	437,683	41,916,901
Altria Group, Inc.	320,146	14,003,186
Amcor PLC, CDI	1,339,472	14,942,065
Carrier Global Corp.	837,925	25,012,061
Cisco Systems, Inc.	500,637	21,136,894
Citizens Financial Group, Inc.	1,120,007	28,974,581
Coca-Cola Co.	1,060,782	52,540,532
Comcast Corp., Class A	700,075	31,370,361
Eaton Corp. PLC	208,347	21,272,229
Genuine Parts Co.	327,903	30,967,159
Hasbro, Inc.	479,187	37,827,022
Home Depot, Inc.	43,096	12,284,084
International Paper Co.	676,565	24,539,013
Johnson & Johnson	238,611	36,605,313
Lockheed Martin Corp.	114,220	44,575,497
M&T Bank Corp.	267,691	27,641,773
Medtronic PLC	484,936	52,116,072
Microsoft Corp.	105,696	23,837,619
Otis Worldwide Corp.	437,489	27,518,058
Paychex, Inc.	605,008	46,264,962
Pfizer, Inc.	516,714	19,526,622
Philip Morris International, Inc.	573,014	45,720,787
Procter & Gamble Co.	220,973	30,567,195
Progressive Corp.	249,671	23,728,732
Raytheon Technologies Corp.	279,035	17,021,135
Texas Instruments, Inc.	349,169	49,634,373
US Bancorp	382,142	13,909,969

		815,454,195

Total Investments — 99.6% (Cost: $1,210,840,548)		1,515,369,246

Other Assets Less Liabilities — 0.4%		5,913,376

Net Assets — 100.0%		$1,521,282,622

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$7,003,555	$—	$(7,003,555	)(b)	$—	$—	$—	—	$611	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Global Dividend Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$23,166,496	$—	$23,166,496
Canada	76,442,230	—	—	76,442,230
Denmark	—	24,738,573	—	24,738,573
Finland	—	13,246,183	—	13,246,183
France	—	72,098,175	—	72,098,175
Germany	—	24,010,610	—	24,010,610
Netherlands	—	53,720,504	—	53,720,504
Singapore	—	33,537,751	—	33,537,751
Sweden	—	18,987,568	—	18,987,568
Switzerland	—	88,666,477	—	88,666,477
Taiwan	—	28,100,757	—	28,100,757
United Kingdom	—	243,199,727	—	243,199,727
United States	800,512,130	14,942,065	—	815,454,195

	$876,954,360	$638,414,886	$—	$1,515,369,246

Portfolio Abbreviation

CDI	CREST Depository Interest

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